Document And Entity Information	Nov. 12, 2024
Document Information [Line Items]
Entity, Registrant Name	Sky Harbour Group Corporation
Document, Type	8-K
Document, Period End Date	Nov. 12, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39648
Entity, Tax Identification Number	85-2732947
Entity, Address, Address Line One	136 Tower Road, Suite 205
Entity, Address, Address Line Two	Westchester County Airport
Entity, Address, City or Town	White Plains
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10604
City Area Code	212
Local Phone Number	554-5990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001823587
ClassACommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SKYH
Security Exchange Name	NYSEAMER
WarrantsEachWholeWarrantExercisableForOneShareOfClassACommonStockAtAnExercisePriceOf1150PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SKYH WS
Security Exchange Name	NYSEAMER